Leases - Summary of the changes in operating lease assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Changes in Operating Lease Assets Explanatory [Line Items]
Beginning balance		₩ 4,046,164	₩ 3,989,697
Disposals		(94,072)	(34,103)
Depreciation	[1]	(524,128)	(493,335)
Ending balance		4,011,097	4,046,164
Amounts transferred from(to) property and equipment		214
Property Plant And Equipment By Operating Lease Status
Disclosure of Detailed Information About Changes in Operating Lease Assets Explanatory [Line Items]
Beginning balance		1,393,738	1,014,300
Acquisitions		1,017,137	691,192
Disposals		(128,950)	(54,721)
Depreciation		(351,208)	(257,033)
Ending balance		1,930,503	1,393,738
Amounts transferred from(to) property and equipment		₩ (214)	₩ 0

[1]	Included in general administrative expense and other operating income(loss) of the consolidated statements of comprehensive income.